Lease - Schedule of Operating Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating Lease, Cost	$ 5,482	$ 5,610
Short-Term Lease, Cost	635	340
Variable Lease, Cost	366	339
Lease, Cost, Total	$ 6,483	$ 6,289